Long-term bank loans	12 Months Ended
Dec. 31, 2020
Long-term bank loans
Long-term bank loans

11.         Long-term bank loans

Long-term bank loans as of December 31, 2019 and 2020 analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
	2019	2020
	US$	US$
Loan from ICBC
Due December 26, 2021, at 6.175% per annum	66,890,284	25,539,089
Due December 22, 2021, at 6.175% per annum	33,448,009	12,772,610
Due December 30, 2021, at 6.60% per annum	30,770,333	11,748,839
Due December 22, 2021, at 9.80% per annum	33,448,009	12,772,610
Due July 23, 2022, at 4.75% per annum	14,334,451	5,823,844
	178,891,086	68,656,992
Loan from China Guangfa Bank
Due July 17, 2021, at 6.175% per annum	18,048,508	—

Loan from Bank of China
Due March 30, 2020, at 6.65% per annum	7,167,226	—
Due October 31, 2021 at 4.75% per annum	50,457,269	23,847,109
Due March 19, 2022 at 5.225% per annum	—	27,586,630
	57,624,495	51,433,739
Loan from Bank of Beijing
Due February 14, 2020 at 4.75% per annum	32,372,065	—

Loan from The Bank of East Asia
Due January 9, 2020, at 1.10% plus 1 month LIBOR	3,178,000	—
Due June 4, 2021, at 1.10% plus 1 month LIBOR	22,500,000	22,500,000
Due June 6, 2021, at 1.10% plus 1 month LIBOR	30,000,000	30,000,000
Due August 20, 2021, at 1.10% plus 1 month LIBOR	19,170,000	19,170,000
Due September 27, 2021, at 1.10% plus 1 month LIBOR	9,100,000	9,100,000
Due October 20, 2021, at 1.10% plus 1 month LIBOR	2,100,000	2,100,000
Due October 27, 2021, at 1.10% plus 1 month LIBOR	17,570,000	17,570,000
Due January 14, 2022, at 1.10% plus 1 month LIBOR	—	3,000,000
Due January 5, 2022, at 1.10% plus 1 month LIBOR	—	16,340,000
Due January 5, 2022, at 1.10% plus 1 month LIBOR	—	3,240,000
Due September 30, 2022, at 1.10% plus 1 month LIBOR	—	5,500,000
	103,618,000	128,520,000

Loan from Ping An Bank Co., Ltd.
Due April 22, 2021, at 6.8875% per annum	80,272,928	53,487,410
Due May 27, 2021, at 7.3625% per annum	9,890,771	4,597,772
Due March 18, 2022, at 6.5075% per annum	39,405,407	33,716,992
	129,569,106	91,802,174

Loan from China Construction Bank
Due August 1, 2021, at 4.35% per annum	44,723,488	47,816,825
Due August 1, 2021, at 4.75% per annum	11,180,872	11,187,911
Due August 1, 2021, at 4.75% per annum	17,201,343	—
	73,105,703	59,004,736
Loan from Bank of Minsheng
Due May 30, 2031, at 8.07% per annum	59,487,973	60,384,067
Due March 16, 2023 at 8.8825% per annum	286,402,339	208,125,795
	345,890,312	268,509,862
Loan from Bank of Hengfeng
Due September 20, 2021, at 8.0009% per annum	65,150,082	—

Loan from Zheshang Bank Co., Ltd
Due September 21, 2021, at 7.60% per annum	17,344,686	—

Loan from Bank of Communications Co., Ltd
Due March 18, 2022, at 7.600% per annum	37,104,728	18,716,226

Loan from Bank of Zhengzhou Co., Ltd
Due September 26, 2021, at 7.000075% per annum	64,505,031	61,916,658
Due August 30, 2023, at 6.50% per annum	—	114,944,290
	64,505,031	176,860,948
Loan from Bank of Huaxia Co., Ltd
Due December 27, 2021, at 5.08% per annum	11,610,908	—
Due May 28, 2023, at 5.08% per annum	—	18,391,086
	11,610,908	18,391,086
Loan from Xiamen International Bank Co., Ltd
Due February 20, 2023, at 10.00% per annum	—	9,195,543
Due April 30, 2023, at 6.80% per annum	—	4,904,290
	—	14,099,833

Loan from Bank of Guangzhou Co., Ltd
Due September 3, 2024, at 7.30% per annum	—	98,577,756

Loan from Luso International Banking Ltd
Due January 13, 2022, at 2.82% per annum	—	2,567,812
Due January 19, 2022, at 2.82% per annum	—	16,808,448
Due February 26, 2022, at 2.82% per annum	—	19,320,740
Due January 1, 2022, at 2.90% per annum	—	1,350,000
Due November 10, 2022, at 2.90% per annum	—	36,500,000
	—	76,547,000
Total	1,134,834,710	1,071,120,352
Less: current portion of long-term bank loans	(448,770,014)	(482,102,433)
Total long-term bank loans	686,064,696	589,017,919

As of December 31, 2020, the contractual maturities of these loans are as follows:

Year	Amount
US$
2021	482,102,433
2022	244,614,175
2023	258,854,542
2024	42,330,150
2025 and thereafter	43,219,052
Less: current portion of long-term bank loans	(482,102,433)
Total: long-term bank loans	589,017,919

As of December 31, 2020, except when otherwise indicated, the Group’s long term bank loans were all denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$178,303,075 (December 31, 2019: US$78,726,065), land use rights with net book value of US$301,626,788 (December 31, 2019: US$382,772,544), the Group’s real estate properties held for lease with net book value of US$145,121,736 (December 31, 2019: 144,272,409), the real estate properties development completed with net book value of US$392,880 (December 31, 2019: US$457,032), the property and equipment with net book value of US$9,765,150 (December 31, 2019: nil), and restricted cash of US$229,666,355 (December 31, 2019: US$116,152,060).

The interest rates of these bank loans are adjustable based on the range of 100% to 211% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2020 was 6.19% (December 31, 2019: 6.94%).